Other current liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Other current liabilities	27. Other current liabilities

	2025	2024
Value added tax	8,621	5,290
Employee withholding taxes	2,333	1,943
Derivatives	—	2
Other	222	763
Total	11,176	7,998